Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,932,200
Previously Paid Amount	0.00
Total Fee Amount	819.24
Total Offset Amount	0.00
Net Fee	819.24
Narrative - Max Aggregate Offering Price	$ 5,932,200
Final Prospectus	true